Persimmon Long/Short Fund

Class I Shares LSEIX

(a series of Northern Lights Fund Trust III)

Supplement dated August 31, 2017
to the Prospectus and Statement of Additional Information dated February 1, 2017

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Effective August 31, 2017, Caerus Investors, LLC (“Caerus”), a sub-adviser to the Persimmon Long/Short Fund (the “Fund”), is no longer managing any portion of the assets of the Fund, and the Fund’s investment adviser, Persimmon Capital Management, LP, does not expect to allocate any of the Fund’s assets to Caerus to manage in the future. References in the Fund’s Prospectus and Statement of Additional Information to Caerus and Caerus’s portfolio managers, Ward Davis and Brian Agnew, should be disregarded.

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This Supplement, dated August 31, 2017, and the Prospectus and Statement of Additional Information, each dated February 1, 2017, provide relevant information for all shareholders and should be retained for future reference. The Prospectus and the Statement of Additional Information have been filed with the Securities and Exchange Commission, are incorporated by reference, and can be obtained without charge by calling 1-855-233-8300.